INTEREST IN THE MASTER TRUST (Details) - San Diego Gas & Electric Company Savings Plan 001 - EBP, Nonconsolidated, Master Trust $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation (depreciation) in fair value of investments	$ 678,099
Dividend income	37,749
Sempra common stock
EBP, Master Trust [Line Items]
Net appreciation (depreciation) in fair value of investments	(1,156)
Mutual funds
EBP, Master Trust [Line Items]
Net appreciation (depreciation) in fair value of investments	42,113
Common/collective trusts
EBP, Master Trust [Line Items]
Net appreciation (depreciation) in fair value of investments	$ 637,142